Related Parties - Additional Information (Detail) ₽ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2021 shares	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Related Parties [Line Items]
Interest income		₽ 1,484	₽ 311	₽ 179
Provision for expected credit losses
Mr.Alexander Shulgin Member [Member] | Restricted Share Units Member
Related Parties [Line Items]
Number of shares options granted | shares	3,200,000
Sistema PJSFC [Member]
Related Parties [Line Items]
Cash balance of current and deposit accounts		3	86
Interest income			₽ 2
MTSBank PJSC Member
Related Parties [Line Items]
Outstanding balance		782
Factoring commission		₽ 111